Note 13 - Stock Option and Incentive Plan (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 19, 2013 Scenario, Previously Reported [Member] The 2006 Stock Incentive Plan [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Sep. 19, 2013 The 2006 Stock Incentive Plan [Member]	Dec. 31, 2012 The 2006 Stock Incentive Plan [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)			3,000,000			50,000,000	3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)							1,112,310
Restriction Period on Restricted Stock Grants Expiration Rate Per Quarter Over One Year	25.00%
Restriction Period On Restricted Stock Grants Expiration Rate Per Year Over Four Years	25.00%
Options Vesting And Exercisability Rate Per Quarter Over One Year	25.00%
Term of Options	5 years
Allocated Share-based Compensation Expense	$ 110,200	$ 704,188
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	81,000	94,000		71,000	96,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 219 days	1 year		292 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value				19,000	256,000
Excess Tax Benefit from Share-based Compensation, Financing Activities	0	0		0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.02	$ 0.14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	6,400,000	46,875
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	4 years 255 days	2 years 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	80,000	406,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0	$ 0